Restricted Stock Units	6 Months Ended
Jun. 30, 2022
Restricted Stock Units
Restricted Stock Units

16. Restricted Stock Units

During the six months ended June 30, 2022, the Company granted 650,000 (2021 – 150,000) restricted stock units (“RSUs”) as consideration for management and consulting contracts. The RSUs were valued at $84,721 (2021 - $36,900) based on the fair market value of the closing price of the common stock of the Company at the grant date and are recognized evenly over the vesting period. Within 30 days of vesting, the RSUs are exchanged for shares of common stock of the Company.

During the six months ended June 30, 2022, 50,000 common stock valued at $7,450 relating to the vested 50,000 RSUs during the year ended December 31, 2021, were issued (Note 13).

For the six months ended June 30, 2022, the Company recognized $84,721 (2021 - $36,900) in stock-based compensation expense for RSUs granted and vested (Note 13). At June 30, 2022 and 2021, the Company has no unrecognized compensation expense related to RSUs.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the six months ended June 30, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

16. Restricted Stock Units (continued)

	Number of restricted stock units	Weighted average fair value per award
Balance, December 31, 2020	–	$–
Granted	1,325,000	0.16
Vested	(1,325,000)	0.16
Balance, December 31, 2021	–	–
Granted	650,000	0.13
Vested	(650,000)	0.13
Balance, June 30, 2022	–	–